Debentures_Changes In Debentures Based On Face Value(Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Reconciliation Of Changes In Debentures Based On Face Value Abstract [Abstract]
Beginning	₩ 53,331,253	₩ 45,068,948
Changes In Debentures Based On Face Value Abstract [Abstract]
Issues	93,657,911	143,628,557
Repayments	(96,145,669)	(135,540,063)
Others	74,963	173,811
Ending	50,918,458	53,331,253
Debentures in Korean won
Reconciliation Of Changes In Debentures Based On Face Value Abstract [Abstract]
Beginning	48,588,134	41,334,070
Changes In Debentures Based On Face Value Abstract [Abstract]
Issues	92,530,041	142,409,897
Repayments	(95,521,520)	(135,155,833)
Others	0	0
Ending	45,596,655	48,588,134
Structured debentures
Reconciliation Of Changes In Debentures Based On Face Value Abstract [Abstract]
Beginning	1,296,860	869,294
Changes In Debentures Based On Face Value Abstract [Abstract]
Issues	1,425,241	3,662,797
Repayments	(1,263,550)	(3,235,231)
Others	0	0
Ending	1,458,551	1,296,860
Subordinated fixed rate debentures
Reconciliation Of Changes In Debentures Based On Face Value Abstract [Abstract]
Beginning	3,437,729	2,913,411
Changes In Debentures Based On Face Value Abstract [Abstract]
Issues	0	600,000
Repayments	(51,139)	(75,682)
Others	0	0
Ending	3,386,590	3,437,729
Fixed rate debentures
Reconciliation Of Changes In Debentures Based On Face Value Abstract [Abstract]
Beginning	42,203,545	36,823,365
Changes In Debentures Based On Face Value Abstract [Abstract]
Issues	90,534,800	136,987,100
Repayments	(93,566,831)	(131,606,920)
Others	0	0
Ending	39,171,514	42,203,545
Floating rate debentures
Reconciliation Of Changes In Debentures Based On Face Value Abstract [Abstract]
Beginning	1,650,000	728,000
Changes In Debentures Based On Face Value Abstract [Abstract]
Issues	570,000	1,160,000
Repayments	(640,000)	(238,000)
Others	0	0
Ending	1,580,000	1,650,000
Debentures in foreign currencies
Reconciliation Of Changes In Debentures Based On Face Value Abstract [Abstract]
Beginning	4,743,119	3,734,878
Changes In Debentures Based On Face Value Abstract [Abstract]
Issues	1,127,870	1,218,660
Repayments	(624,149)	(384,230)
Others	74,963	173,811
Ending	5,321,803	4,743,119
Floating rate debentures
Reconciliation Of Changes In Debentures Based On Face Value Abstract [Abstract]
Beginning	1,791,868	1,371,392
Changes In Debentures Based On Face Value Abstract [Abstract]
Issues	532,380	725,638
Repayments	(33,199)	(384,230)
Others	(63,442)	79,068
Ending	2,227,607	1,791,868
Fixed rate debentures
Reconciliation Of Changes In Debentures Based On Face Value Abstract [Abstract]
Beginning	2,951,251	2,363,486
Changes In Debentures Based On Face Value Abstract [Abstract]
Issues	595,490	493,022
Repayments	(590,950)	0
Others	138,405	94,743
Ending	₩ 3,094,196	₩ 2,951,251